RESTATEMENT	9 Months Ended
Sep. 30, 2023
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT

NOTE 10. RESTATEMENT

In June 2023, the Company entered into a consulting agreement with Chartered Services LLC (“Consultant”). As compensation for signing this agreement, the Company issued to the Consultant warrants to purchase up to 300,000 shares of common stock at an exercise price of $2 per share.

The warrant was valued at approximately $361,724 using the Black Scholes pricing model relying on the following assumptions: volatility 69.13%; annual dividend rate 0%; discount rate 3.96%.

As a result of the warrant expense not being included in the six months ended June 30, 2023, the Company’s selling, general and administrative expenses were understated by $361,724, in addition to an understatement of Additional Paid-In Capital in the same amount.

SCRIPPS SAFE, INC

CONSOLIDATED BALANCE SHEETS

	June 30, 2023
	As Previously Reported	Restatement Impacts	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$16,134	$-	$16,134
Accounts receivable, net	110,876	-	110,876
Other current assets	14,000	-	14,000
Total current assets	141,010	-	141,010

NON-CURRENT ASSETS:
Right-of-use lease asset	97,435	-	97,435
Property, plant and equipment, net	6,079	-	6,079
Other assets	28,000	-	28,000
Total non-current assets	131,514	-	131,514

Total assets	$272,524	$-	$272,524

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable and accrued liabilities	$88,475	$-	$88,475
Lease liability - Current	23,203	-	23,203
Notes payable	170,000	-	170,000
Line of credit	39,191	-	39,191
Total current liabilities	320,869	-	320,869

Non-current liabilities:
Lease liability	76,151	-	76,151
Government grant	445,400	-	445,400
Notes payable, net of discount $0 and $5,694, respectively	-	-	-
Total non-current liabilities	521,551	-	521,551

Total liabilities	842,420	-	842,420

Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	94,850	-	94,850
Subscription receivables	(25,000)	-	(25,000)
Additional paid-in capital	4,617,448	361,724	4,979,172
Accumulated deficit	(5,257,194)	(361,724)	(5,618,918)
Total stockholders’ deficit	(569,896)	-	(569,896)

Total liabilities and stockholders’ deficit	$272,524	$-	$272,524

SCRIPPS SAFE, INC

CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS

	For the three months ended June 30, 2023
	As Previously Reported	Restatement Impacts	As Restated

Sales	$170,551	$-	$170,551
Total revenue	170,551	-	170,551
Cost of revenue	(134,261)	-	(134,261)
Gross profit	36,290	-	36,290

Operating expenses:

Depreciation	606	-	606
Selling, general and administrative	988,073	361,724	1,349,797
Total operating expenses	988,679	361,724	1,350,403

Income (loss) from operations	(952,389)	(361,724)	(1,314,113)

Other income (expenses):
Other income	690	-	690
Charitable Donation	-	-	-
Interest expense	(23,118)	-	(23,118)
Amortization of debt discount	-	-	-
Total other (expenses)	(22,428)	-	(22,428)

Income (loss) from operations before income taxes	(974,817)	(361,724)	(1,336,541)

Provision for income taxes	-	-	-

Net Income/(loss)	(974,817)	(361,724)	(1,336,541)

Basic net income(loss) per common share	(0.15)	-	(0.15)

Weighted average number of common shares outstanding - Basic	9,116,401	-	9,116,401

Diluted net income(loss) per common share	(0.15)	-	(0.15)

Weighted average number of common shares outstanding - Diluted	9,116,401	-	9,116,401

	For the six months ended June 30, 2023
	As Previously Reported	Restatement Impacts	As Restated

Sales	$241,829	$-	$241,829
Total revenue	241,829	-	241,829
Cost of revenue	(188,285)	-	(188,285)
Gross profit	53,544	-	53,544

Operating expenses:

Depreciation	1,101	-	1,101
Selling, general and administrative	4,477,811	361,724	4,839,535
Total operating expenses	4,478,912	361,724	4,840,636

Income (loss) from operations	(4,425,368)	(361,724)	(4,787,092)

Other income (expenses):
Other income	799	-	799
Charitable Donation	(80,000)	-	(80,000)
Interest expense	(42,175)	-	(42,175)
Amortization of debt discount	(5,694)	-	(5,694)
Total other (expenses)	(127,070)	-	(127,070)

Income (loss) from operations before income taxes	(4,552,438)	(361,724)	(4,914,162)

Provision for income taxes	-	-	-

Net Income/(loss)	(4,552,438)	(361,724)	(4,914,162)

Basic net income(loss) per common share	(0.56)	-	(0.56)

Weighted average number of common shares outstanding - Basic	8,748,301	-	8,748,301

Diluted net income(loss) per common share	(0.56)	-	(0.56)

Weighted average number of common shares outstanding - Diluted	8,748,301	-	8,748,301

SCRIPPS SAFE, INC

 CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT

	Common Share			Additional		Total
	Shares	Amount	Subscription Receivables	Paid- in Capital	Accumulated Deficit	Stockholders’ Deficit
Balance as of June 30, 2023 (As Previously Reported)
Balance, March 31, 2023	9,062,500	$90,625	$(75,000)	$3,791,673	$(4,282,366)	$(475,068)
Shareholders’ distribution	-	-	-	-	(11)	(11)
Stock compensation	370,000	3,700	-	736,300	-	740,000
Stock issuance for cash	52,500	525	50,000	89,475	-	140,000

Net Loss	-	-	-	-	(974,817)	(974,817)
Balance, June 30, 2023	9,485,000	$94,850	$(25,000)	$4,617,448	$(5,257,194)	$(569,896)

Balance as of June 30, 2023 (As Restated)
Balance, March 31, 2023	9,062,500	$90,625	$(75,000)	$3,791,673	$(4,282,366)	$(475,068)
Shareholders’ distribution	-	-	-	-	(11)	(11)
Stock compensation	370,000	3,700	-	736,300	-	740,000
Stock issuance for cash	52,500	525	50,000	89,475	-	140,000
Issuance of warrants	-	-	-	361,724	-	361,724
Net Loss	-	-	-	-	(1,336,541)	(1,336,541)
Balance, June 30, 2023	9,485,000	$94,850	$(25,000)	$4,979,172	$(5,618,918)	$(569,896)

CONSOLIDATED BALANCE SHEETS

CONSOLIDATED STATEMENT OF CASHFLOWS

	For the six months ended June 30, 2023
	As Previously Reported	Restatement Impacts	As Restated
Cash flows from operating activities:
Net income (loss)	$(4,552,438)	$(361,724)	$(4,914,162)
Adjustments to reconcile net loss to net cash provided by operating activities:			-
Stock compensation	4,120,000	-	4,120,000
Stock charitable donation	80,000	-	80,000
Issuance of warrants	-	361,724	361,724
Depreciation	1,101	-	1,101
Amortization of debt discount	5,694	-	5,694
Changes in operating assets and liabilities:			-
Accounts receivable	(77,392)	-	(77,392)
Right-of-use asset	11,428	-	11,428
Other current assets	7,086	-	7,086
Other asset	(25,000)	-	(25,000)
Accounts payable and accrued liabilities	(41,702)	-	(41,702)
Deferred revenue	17,506	-	17,506
Right-of-use liabilities	(10,784)	-	(10,784)

Net cash used in operating activities	(464,501)	-	(464,501)

Cash flows from investing activities:
Purchase of fixed assets	(1,900)	-	(1,900)

Net cash used in investing activities	(1,900)	-	(1,900)

Cash flows from financing activities:
Proceeds from SBA EIDL loan	-	-	-
Repayments of line of credit	(7,654)	-	(7,654)
Stock issuance for cash	480,000	-	480,000
Owner Investment	-	-	-
Borrowings in debt	-	-	-
Principal payments on debt	-	-	-
Shareholders’ distributions	(140)	-	(140)

Net cash provided by financing activities	472,206	-	472,206

Net change in cash	5,805	-	5,805

Cash and cash equivalents, beginning of period	10,329	-	10,329

Cash and cash equivalents, end of period	$16,134	$-	$16,134

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$-	$-	$-
Cash paid for taxes	$-	$-	$-

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Debt discount related to loans payable	$-	$-	$-
Loan forgiveness and reclassified to NCI	$-	$-	$-

NON-CASH ACTIVITIES
Reclassification of long-term loan to short term loan	$170,000	$-	$170,000
Cancellation of common stocks - related party	$78,800	$-	$78,800
Stock issued for subscription receivable	$25,000	$-	$25,000